CONSOLIDATED BALANCE SHEETS ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 7,351,998	$ 292,663,429	₫ 3,306,793
Restricted cash	766,885	30,527,646	2,371,038
Trade receivables	4,670,062	185,902,711	5,605,064
Advances to suppliers	11,865,953	472,351,937	8,694,990
Inventories, net	34,882,649	1,388,585,208	27,907,030
Short-term prepayments, other receivables and other assets	14,330,687	570,466,423	11,485,118
Short-term derivative assets			185,787
Current net investment in sales-type lease	27,835	1,108,037	134,713
Short-term investments	3,051,790	121,483,619	818,975
Short-term amounts due from related parties	₫ 8,491,889	$ 338,039,449	₫ 4,272,121
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Total current assets	₫ 85,439,748	$ 3,401,128,458	₫ 64,781,629
NON-CURRENT ASSETS
Trade receivables	563,522	22,432,308	615,650
Property, plant and equipment, net	79,233,904	3,154,090,363	78,699,515
Intangible assets, net	1,206,618	48,032,244	1,164,635
Right-of-use assets	6,336,688	252,246,646	5,130,225
Long-term derivative assets	387,503	15,425,461
Long-term prepayments	88,011	3,503,483	680,539
Non-current net investment in sales-type lease	139,228	5,542,295	1,024,740
Investment in equity investees	1,060,009	42,196,131	1,166,102
Other long-term investments	₫ 5,817,000	$ 231,559,253	₫ 918,040
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
Long-term amounts due from related parties	₫ 54,843	$ 2,183,154	₫ 3,630
Restricted cash	1,836,864	73,120,656	1,610,439
Other non-current assets	458,104	18,235,898	171,352
Total non-current assets	97,182,294	3,868,567,891	91,184,867
TOTAL ASSETS	182,622,042	7,269,696,350	155,966,496
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	34,615,936	1,377,968,075	39,124,086
Short-term financial liabilities	24,426,683	972,361,092	21,619,612
Trade payables	32,630,360	1,298,927,590	20,791,192
Deposits and down-payment from customers	1,987,433	79,114,406	3,565,463
Short-term deferred revenue	98,631	3,926,237	123,951
Short-term accruals	18,557,251	738,714,661	11,060,958
Current portion of lease liabilities	1,284,686	51,139,923	1,498,472
Total current liabilities	164,758,965	6,558,614,904	171,508,908
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	47,548,228	1,892,768,122	22,862,890
Long-term financial liabilities	13,064	520,043	36,326
Non-current lease liabilities	5,586,707	222,391,903	4,076,654
Long-term deferred revenue	4,126,656	164,271,168	2,722,698
Deferred tax liabilities	1,296,783	51,621,472	938,643
Long-term accruals	2,857,931	113,766,610	329,267
Total non-current liabilities	110,258,855	4,389,110,903	79,362,331
Commitments and contingencies
EQUITY
Ordinary shares (2,338,812,496 and 2,339,536,010 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	9,867,220	392,787,707	9,867,167
Accumulated losses	(367,176,828)	(14,616,330,082)	(267,792,169)
Additional paid-in capital	183,945,584	7,322,383,026	93,673,976
Other comprehensive loss	(572,559)	(22,792,046)	(460,644)
Deficit attributable to equity holders of the parent	(173,936,583)	(6,923,951,395)	(164,711,670)
Non-controlling interests	81,540,805	3,245,921,938	69,806,927
Total deficit	(92,395,778)	(3,678,029,457)	(94,904,743)
TOTAL DEFICIT AND LIABILITIES	182,622,042	7,269,696,350	155,966,496
Related party
CURRENT LIABILITIES
Other current liabilities	35,051,908	1,395,322,957	64,251,391
NON-CURRENT LIABILITIES
Other non-current liabilities	31,327,400	1,247,060,228	42,095,740
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	16,106,077	641,139,963	9,473,783
NON-CURRENT LIABILITIES
Other non-current liabilities	₫ 17,502,086	$ 696,711,357	₫ 6,300,113